Subsequent Events (Details)	Sep. 29, 2025 USD ($) $ / shares shares	Sep. 03, 2025 shares	Jul. 21, 2025 USD ($)	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Mar. 07, 2024 USD ($) shares
Subsequent Events [Line Items]
Ordinary shares, authorized share capital (in Dollars) | $						$ 20,000,000
Preferred shares issued						2,500,000,000
Preferred shares, par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, authorized share capital (in Dollars) | $	$ 20,000,000,000
Ordinary shares dividend	200,000,000,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred shares issued	2,500,000,000
Preferred shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Shares authorized	192,497,500,000,000
2025 Share Incentive Plan [Member] | Forecast [Member]
Subsequent Events [Line Items]
Number of shares issued		1,492,312,340
Effective term		ten
2025 Annual Meeting [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, authorized share capital (in Dollars) | $	$ 20,000,000
Ordinary shares dividend	200,000,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred shares issued	2,500,000,000
Preferred shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Subsequent Event [Member] | Subsequent Offering Note [Member]
Subsequent Events [Line Items]
Principal amount (in Dollars) | $			$ 3,000,000
Subsequent Event [Member] | Hyperliquid [Member]
Subsequent Events [Line Items]
Number of tokens			194,727
Subsequent Event [Member] | Solana [Member]
Subsequent Events [Line Items]
Number of tokens			8,992
Subsequent Event [Member] | USDT [Member]
Subsequent Events [Line Items]
Number of tokens			3,519,923
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Shares authorized				190,000,000,000	190,000,000,000
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares dividend	192,497,500,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0001
Shares authorized	192,307,500,000,000
Class A Ordinary Shares [Member] | 2025 Annual Meeting [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares dividend	190,000,000,000
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Shares authorized				7,500,000,000	7,500,000,000
Class B Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares dividend	7,500,000,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0001
Shares authorized	7,492,500,000,000
Class B Ordinary Shares [Member] | 2025 Annual Meeting [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares dividend	7,500,000,000